Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 15, 2021	Apr. 01, 2021	Oct. 27, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense				$ 3,624	$ 23,497	$ 14,185	$ 60,677
2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense			$ 0			183,200
Employee Stock Option [Member] | 2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs				1,000		1,000
Stock-based compensation expense					100	$ 300	500	$ 200
Weighted-average period						1 year 9 months 18 days
Total fair value of options that vested				100	300	$ 100	300
Restricted Stock Units (RSUs) [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs				3,100		3,100
Stock-based compensation expense				1,200	14,300	$ 3,400	28,700
Restricted shares to the founders of Second Spectrum	518,706
Percentage to be vested	50.00%
Share price	$ 17.74
Weighted-average period						9 months 18 days
Equity Settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs				6,900		$ 6,900
Stock-based compensation expense				1,300	2,200	$ 2,600	$ 2,200
Restricted shares to the founders of Second Spectrum						601,181
Weighted-average period							1 year 8 months 12 days
Cash-settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs				100		$ 100
Stock-based compensation expense				100		$ 100
Weighted-average period						1 year 7 months 6 days
Equity-settled Performance-Based Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs				7,800		$ 7,800
Stock-based compensation expense				$ 1,000	1,000	$ 2,000	$ 1,000
Restricted shares to the founders of Second Spectrum						2,572,965
Weighted-average period						2 years 2 months 12 days
Equity-settled Performance-Based Restricted Share Units [Member] | Minimum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance						50.00%
Equity-settled Performance-Based Restricted Share Units [Member] | Maximum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance						150.00%
Equity-settled Performance-Based Restricted Share Units [Member] | Weighted Average [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance						100.00%
NFL Warrants [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Closing price of dMY's common stock		$ 15.63
Issue of NFL aggregate warrants						18,500,000
Exercise price per share of warrants				$ 0.01		$ 0.01
Additional warrants issuance description						each warrant is issued with one share of redeemable B Share with a par value of $0.0001.
Cost recognized for the warrants				$ 5,900	$ 5,900	$ 5,900	$ 28,300
Number of warrants vested						3,000,000